Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	VANECK SOLANA ETF
Entity Incorporation, State or Country Code	DE
Contained File Information, File Number	001-42954
Entity Tax Identification Number	33-6972117
Entity Address, Address Line One	666 Third Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	293-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	VSOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002028541
Amendment Flag	false